Segregated Funds - Changes in Insurance Contracts for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Total changes recognized in income and OCI	$ 1,592	$ (2,516)
Investment components for insurance contracts excluded from expenses	615	330
Investments for account of segregated fund holders, insurance contracts
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Net balances, beginning of year	23,139	26,079
Insurance finance (income) expenses from insurance contracts issued	1,793	(2,353)
Foreign currency translation	(201)	(163)
Total changes recognized in income and OCI	1,592	(2,516)
Premiums received	1,969	2,725
Other	(822)	(839)
Total cash flows	(1,436)	(424)
Amounts paid to policyholders and other insurance service expenses paid	(2,583)	(2,310)
Dispositions (Note 3)	(4,254)	0
Net balances, end of year	19,041	23,139
Investments for account of segregated fund holders, insurance contracts | Excluding loss component
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Net balances, beginning of year	23,139	26,079
Insurance finance (income) expenses from insurance contracts issued	1,793	(2,353)
Foreign currency translation	(201)	(163)
Premiums received	1,969	2,725
Other	(822)	(839)
Total cash flows	1,147	1,886
Amounts paid to policyholders and other insurance service expenses paid	(2,583)	(2,310)
Net balances, end of year	19,041	23,139
Investments for account of segregated fund holders, insurance contracts | Liability for incurred claims
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment 1 [Line Items]
Net balances, beginning of year	0	0
Total cash flows	(2,583)	(2,310)
Amounts paid to policyholders and other insurance service expenses paid	(2,583)	(2,310)
Investment components for insurance contracts excluded from expenses	2,583	2,310
Net balances, end of year	$ 0	$ 0